Exhibit 99.22

Loan Number (Selling Lender)	Loan Number (Purchasing Lender)	Data Field	Tape Data	IB Review Value	Discrepancy Comments
xxxxxxxxxx	6000059672	Total Debt to Income Ratio	48.800	48.530	Source of Tape DTI is unknown. Approved DTI per the 1008 is 49.33, Review DTI is 48.53. Variance is < 1% and considered non-material.
xxxxxxxxxx	6000059673	Total Debt to Income Ratio	44.210	42.190	Source of Tape is unknown, Lender Approved DTI 42.15%, Review DTI 42.19%. Variance is considered non-material.
xxxxxxxxxx	6000059671	ARM Margin	350.000	3.500	Confirmed per Note
xxxxxxxxxx	6000059671	Original Combined Loan to Value	0.800	0.900	The CLTV is 90%
xxxxxxxxxx	6000059670	Total Debt to Income Ratio	29.100	26.920	Approved DTI 29.10%, Review DTI 26.32%, Unable to determine source of additional debt of $xxxx used by the lender causing the 2.18% variance.
xxxxxxxxxx	6000059670	Appraised Value	xxxx	xxxx	Source of Tape is unknown. Value of $xxxx verified per appraisal #1. Value per Appraisal #2 $xxxx.
xxxxxxxxxx	6000059669	Original Interest Rate	7.250	6.990	Source of tape is unknown. Rate of xxxx confirmed per the Note matches lender approval.
xxxxxxxxxx	6000059669	Total Debt to Income Ratio	14.860	15.020	Approved DTI 14.86%, Review DTI 15.02%. Variance is less than 1% and is considered non-material
xxxxxxxxxx	6000059707	Loan Purpose	Cash Out Refinance	Rate and Term Refinance	Lender approved as a Cash Out Refinance, Review considered Rate and Term Refinance per CD, as the cash back was less than xxxx the loan balance and less than xxxx.
xxxxxxxxxx	6000059709	Appraised Value	xxxx	xxxx	Tape reflects the Sales Price, Value of xxxx confirmed per the appraisal.
xxxxxxxxxx	6000059711	Total Debt to Income Ratio	37.740	37.710	Approved DTI 37.74%, Review DTI 37.71%, variance is non-material.
xxxxxxxxxx	6000059715	Total Debt to Income Ratio	40.100	43.110	Approved DTI 40.10%, Review DTI 43.11% Variance is due to review using fully amortizing payment.
xxxxxxxxxx	6000059715	Appraised Value	xxxx	xxxx	Tape reflects the sales price as the value. Actual value of xxxx verified per the appraisal.
xxxxxxxxxx	6000059710	Total Debt to Income Ratio	16.780	15.970	Approved DTI 16.78%, Review DTI 15.97%, variance is considered non-material.
xxxxxxxxxx	6000059710	Appraised Value	xxxx	xxxx	Tape reflects the purchase price as the value. Value of $xxxx verifier per the appraisal.
xxxxxxxxxx	6000059713	Total Debt to Income Ratio	36.890	35.190	Approved DTI 36.89%, Review DTI 35.19%, variance is non-material.
xxxxxxxxxx	6000059713	Appraised Value	xxxx	xxxx	Tape reflects the purchase price, review value from appraisal.
xxxxxxxxxx	6000059714	Total Debt to Income Ratio	35.770	36.270	Approved DTI 35.77, Review DTI 36.27%, variance is non-material.
xxxxxxxxxx	6000059714	Appraised Value	xxxx	xxxx	Tape shows Appraised Value is $xxxx which is the sales price, actual value per the appraisal is $xxxx.
xxxxxxxxxx	6000059680	First Payment Date	xxxx	xxxx	First payment date of xxxx was verified per the Note.
xxxxxxxxxx	6000059680	Total Debt to Income Ratio	45.232	44.920	Approved DTI 45.23%, Review DTI 44.92% Variance appears to be due to the lender qualifying the borrower
					at a rate of 6% per the 1008. Subject loan is a fixed rate of 5.875 which is what review DTI is based on.
xxxxxxxxxx	6000059681	First Payment Date	xxxx	xxxx	Source of tape data is unknown, review verified first payment date of xxxx per the Note.
xxxxxxxxxx	6000059681	Total Debt to Income Ratio	31.707	31.170	Approved DTI 31.70%, Review DTI 31.17%. Variance is considered non-material.
xxxxxxxxxx	6000059682	First Payment Date	xxxx	xxxx	Source of tape is unknown, review verified first payment date of xxxx per the Note.
xxxxxxxxxx	6000059682	Total Debt to Income Ratio	24.255	34.910	Source of tape DTI is unknown. Lender approved DTI per the 1008 is 35.204, Review DTI is 34.91%. Variance is considered non-material.
xxxxxxxxxx	6000059683	Total Debt to Income Ratio	44.240	43.780	Approved DTI 44.24%, Review DTI 43.78%, variance is considered non-material.
xxxxxxxxxx	6000059684	Total Debt to Income Ratio	15.973	33.780	Approved DTI 15.97%, Variance is due to lender averaging income over 6 months vs 12 mths. No exception set due to DTI not exceeding the max allowed of 55%.